Schedule of Investments(a)
January 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–53.47%
Aerospace & Defense–0.84%
Bombardier, Inc. (Canada),
8.75%, 12/01/2021(b)	$176,000	$188,716
5.75%, 03/15/2022(b)	221,000	220,841
7.50%, 03/15/2025(b)	1,371,000	1,319,587
7.88%, 04/15/2027(b)	323,000	306,842
Moog, Inc., 4.25%, 12/15/2027(b)	346,000	355,567
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	215,000	220,253
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	1,362,000	1,454,408
TransDigm, Inc.,
6.50%, 07/15/2024	290,000	299,975
6.50%, 05/15/2025	178,000	185,491
6.25%, 03/15/2026(b)	1,064,000	1,149,518
Triumph Group, Inc.,
5.25%, 06/01/2022	447,000	440,434
7.75%, 08/15/2025	1,183,000	1,159,092
		7,300,724
Agricultural & Farm Machinery–0.16%
Titan International, Inc., 6.50%, 11/30/2023	1,567,000	1,371,775
Airlines–0.06%
Air Canada (Canada), 7.75%, 04/15/2021(b)	504,000	535,702
Alternative Carriers–0.24%
CenturyLink, Inc., Series Y, 7.50%, 04/01/2024	972,000	1,098,763
Level 3 Financing, Inc.,
5.38%, 05/01/2025	589,000	609,371
5.25%, 03/15/2026	354,000	368,850
		2,076,984
Aluminum–0.05%
Novelis Corp., 4.75%, 01/30/2030(b)	439,000	440,646
Apparel Retail–0.26%
L Brands, Inc.,
6.88%, 11/01/2035	1,076,000	1,080,600
6.75%, 07/01/2036	35,000	34,821
Michaels Stores, Inc., 8.00%, 07/15/2027(b)	1,299,000	1,168,256
		2,283,677
Apparel, Accessories & Luxury Goods–0.10%
William Carter Co. (The), 5.63%, 03/15/2027(b)	783,000	835,600
Asset Management & Custody Banks–0.15%
Prime Security Services Borrower LLC/Prime Finance, Inc.,
9.25%, 05/15/2023(b)	491,000	515,243
5.75%, 04/15/2026(b)	361,000	381,532
	Principal Amount	Value
Asset Management & Custody Banks–(continued)
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/2023(b)	$356,000	$374,129
		1,270,904
Auto Parts & Equipment–0.36%
Adient Global Holdings Ltd., 4.88%, 08/15/2026(b)	438,000	413,899
Dana, Inc.,
5.50%, 12/15/2024	617,000	634,692
5.38%, 11/15/2027	158,000	163,728
Flexi-Van Leasing, Inc., 10.00%, 02/15/2023(b)	359,000	386,104
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.,
6.25%, 05/15/2026(b)	306,000	328,790
8.50%, 05/15/2027(b)	585,000	629,957
Tenneco, Inc., 5.00%, 07/15/2026	600,000	551,985
		3,109,155
Automobile Manufacturers–0.35%
Ford Motor Credit Co. LLC,
5.60%, 01/07/2022	461,000	486,641
5.11%, 05/03/2029	879,000	923,988
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	1,530,000	1,649,107
		3,059,736
Automotive Retail–0.55%
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/2024(b)	1,178,000	1,227,081
Lithia Motors, Inc.,
5.25%, 08/01/2025(b)	253,000	261,960
4.63%, 12/15/2027(b)	264,000	270,600
Murphy Oil USA, Inc.,
5.63%, 05/01/2027	754,000	812,697
4.75%, 09/15/2029	410,000	429,209
Penske Automotive Group, Inc., 5.50%, 05/15/2026	1,663,000	1,724,365
		4,725,912
Brewers–0.07%
Molson Coors Beverage Co., 5.00%, 05/01/2042	557,000	632,906
Broadcasting–0.57%
AMC Networks, Inc.,
5.00%, 04/01/2024	623,000	637,018
4.75%, 08/01/2025	365,000	369,258
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/2024(b)	1,401,000	1,528,260
Gray Television, Inc., 7.00%, 05/15/2027(b)	680,000	741,642
iHeartCommunications, Inc., 8.38%, 05/01/2027	1,222,000	1,331,173
TV Azteca S.A.B. de C.V. (Mexico), 8.25%, 08/09/2024(b)	350,000	314,270
		4,921,621

See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Building Products–0.10%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(b)	$342,000	$354,089
Standard Industries, Inc., 6.00%, 10/15/2025(b)	509,000	532,536
		886,625
Cable & Satellite–1.85%
Altice Financing S.A. (Luxembourg), 7.50%, 05/15/2026(b)	808,000	865,004
Altice Luxembourg S.A. (Luxembourg), 10.50%, 05/15/2027(b)	410,000	474,842
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 09/01/2023	605,000	613,570
5.75%, 02/15/2026(b)	2,507,000	2,635,333
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.38%, 04/01/2038	557,000	650,017
CSC Holdings LLC,
7.75%, 07/15/2025(b)	340,000	359,128
10.88%, 10/15/2025(b)	909,000	1,008,604
6.50%, 02/01/2029(b)	1,753,000	1,962,264
DISH DBS Corp.,
5.88%, 11/15/2024	1,699,000	1,722,812
7.75%, 07/01/2026	209,000	219,837
DISH Network Corp., Conv., 3.38%, 08/15/2026	525,000	510,916
Intelsat Jackson Holdings S.A. (Luxembourg),
5.50%, 08/01/2023	1,376,000	1,127,749
8.00%, 02/15/2024(b)	207,000	212,261
8.50%, 10/15/2024(b)	839,000	710,704
9.75%, 07/15/2025(b)	300,000	259,625
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), 5.50%, 03/01/2028(b)	200,000	214,000
UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(b)	200,000	208,370
UPCB Finance IV Ltd. (Netherlands), 5.38%, 01/15/2025(b)	400,000	410,442
Virgin Media Finance PLC (United Kingdom), 6.00%, 10/15/2024(b)	400,000	413,206
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 08/15/2026(b)	200,000	210,219
VTR Finance B.V. (Chile), 6.88%, 01/15/2024(b)	739,000	757,168
Ziggo B.V. (Netherlands), 5.50%, 01/15/2027(b)	400,000	424,740
		15,970,811
Casinos & Gaming–0.67%
Boyd Gaming Corp.,
6.38%, 04/01/2026	330,000	351,483
6.00%, 08/15/2026	299,000	318,539
Cirsa Finance International S.a.r.l. (Spain), 7.88%, 12/20/2023(b)	200,000	211,157
Codere Finance 2 (Luxembourg) S.A. (Spain), 7.63%, 11/01/2021(b)	200,000	190,000
Melco Resorts Finance Ltd. (Hong Kong), 5.63%, 07/17/2027(b)	256,000	260,093
	Principal Amount	Value
Casinos & Gaming–(continued)
MGM China Holdings Ltd. (Macau), 5.88%, 05/15/2026(b)	$206,000	$213,596
MGM Resorts International,
7.75%, 03/15/2022	178,000	197,459
4.63%, 09/01/2026	1,801,000	1,893,621
Scientific Games International, Inc., 7.00%, 05/15/2028(b)	422,000	445,727
Studio City Finance Ltd. (Macau), 7.25%, 02/11/2024(b)	447,000	463,948
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 03/01/2025(b)	873,000	912,276
5.25%, 05/15/2027(b)	299,000	310,586
		5,768,485
Coal & Consumable Fuels–0.18%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	1,595,000	1,535,172
Commodity Chemicals–0.21%
Koppers, Inc., 6.00%, 02/15/2025(b)	670,000	688,083
Nufarm Australia Ltd./Nufarm Americas, Inc. (Australia), 5.75%, 04/30/2026(b)	352,000	342,443
Olin Corp., 5.63%, 08/01/2029	773,000	816,945
		1,847,471
Communications Equipment–0.26%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	750,000	717,660
Hughes Satellite Systems Corp.,
7.63%, 06/15/2021	424,000	454,155
5.25%, 08/01/2026	983,000	1,069,256
		2,241,071
Construction & Engineering–0.18%
Valmont Industries, Inc., 5.00%, 10/01/2044	559,000	616,640
William Lyon Homes, Inc.,
6.00%, 09/01/2023	148,000	154,721
6.63%, 07/15/2027(b)	738,000	799,142
		1,570,503
Construction Materials–0.04%
Cemex S.A.B. de C.V. (Mexico), 5.45%, 11/19/2029(b)	340,000	362,950
Consumer Finance–0.53%
Ally Financial, Inc.,
8.00%, 03/15/2020	332,000	334,241
5.13%, 09/30/2024	1,405,000	1,566,976
Navient Corp.,
8.00%, 03/25/2020	367,000	370,199
7.25%, 01/25/2022	294,000	315,838
7.25%, 09/25/2023	1,511,000	1,673,417
5.00%, 03/15/2027	292,000	292,000
		4,552,671
Copper–0.42%
First Quantum Minerals Ltd. (Zambia), 7.50%, 04/01/2025(b)	1,244,000	1,227,934
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	1,397,000	1,438,662
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Copper–(continued)
Taseko Mines Ltd. (Canada), 8.75%, 06/15/2022(b)	$1,060,000	$935,780
		3,602,376
Data Processing & Outsourced Services–0.15%
Alliance Data Systems Corp., 4.75%, 12/15/2024(b)	536,000	535,759
Cardtronics Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)	765,000	794,005
		1,329,764
Department Stores–0.07%
Kohl’s Corp., 5.55%, 07/17/2045	557,000	600,842
Distributors–0.19%
Core & Main Holdings L.P., 9.38% PIK Rate, 8.63% Cash Rate, 09/15/2024(b)(c)	1,541,000	1,610,984
Diversified Banks–6.67%
Barclays Bank PLC (United Kingdom),
32.10%, 02/25/2020(b)	9,681,000	8,483,469
7.63%, 11/21/2022	200,000	225,652
BNP Paribas Issuance B.V., 9.29%, 03/02/2020	9,579,000	9,435,140
Citigroup Global Markets Holdings, Inc., Series 0001, 32.18%, 03/09/2020(b)	9,873,000	9,673,967
Credit Agricole S.A. (France), 8.13%(b)(d)	447,000	543,422
JPMorgan Chase Bank N.A., 32.67%, 03/03/2020(b)	9,814,000	9,341,950
Royal Bank of Canada (Canada),
10.03%, 02/24/2020(b)	9,216,000	9,367,387
9.12%, 03/06/2020(b)	9,812,000	9,660,061
Royal Bank of Scotland Group PLC (The) (United Kingdom), 6.13%, 12/15/2022	407,000	446,264
Societe Generale S.A. (France), 7.38%(b)(d)	246,000	262,378
Standard Chartered PLC (United Kingdom), 7.50%(b)(d)	207,000	221,942
		57,661,632
Diversified Capital Markets–0.92%
Credit Suisse AG, Series Z104, 14.45%, 02/14/2020(b)	8,925,000	7,753,288
Credit Suisse Group AG (Switzerland), 5.10%(b)(d)	201,000	203,261
		7,956,549
Diversified Chemicals–0.09%
Chemours Co. (The), 7.00%, 05/15/2025	315,000	302,112
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(b)	505,000	474,599
		776,711
Diversified Metals & Mining–0.21%
Hudbay Minerals, Inc. (Canada), 7.63%, 01/15/2025(b)	836,000	852,373
Teck Resources Ltd. (Canada), 6.13%, 10/01/2035	517,000	619,871
	Principal Amount	Value
Diversified Metals & Mining–(continued)
Vedanta Resources Ltd. (India), 6.38%, 07/30/2022(b)	$350,000	$340,266
		1,812,510
Diversified REITs–0.28%
Colony Capital, Inc.,
Conv., 3.88%, 01/15/2021	40,000	40,100
5.00%, 04/15/2023	342,000	342,000
iStar, Inc., 4.75%, 10/01/2024	1,324,000	1,379,720
VICI Properties L.P./VICI Note Co., Inc.,
3.50%, 02/15/2025(b)	207,000	211,011
3.75%, 02/15/2027(b)	208,000	209,430
4.13%, 08/15/2030(b)	208,000	211,510
		2,393,771
Diversified Support Services–0.08%
IAA, Inc., 5.50%, 06/15/2027(b)	615,000	653,745
Electric Utilities–0.15%
DPL, Inc., 4.35%, 04/15/2029(b)	339,000	338,009
NextEra Energy Capital Holdings, Inc., Series K, Investment Units, 5.25%, 06/01/2076	35,700	942,123
		1,280,132
Electrical Components & Equipment–0.14%
EnerSys,
5.00%, 04/30/2023(b)	885,000	934,042
4.38%, 12/15/2027(b)	249,000	249,000
		1,183,042
Electronic Equipment & Instruments–0.17%
Itron, Inc., 5.00%, 01/15/2026(b)	632,000	659,080
MTS Systems Corp., 5.75%, 08/15/2027(b)	764,000	804,375
		1,463,455
Environmental & Facilities Services–0.09%
GFL Environmental, Inc. (Canada), 7.00%, 06/01/2026(b)	226,000	236,181
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	544,000	560,144
		796,325
Fertilizers & Agricultural Chemicals–0.06%
OCI N.V. (Netherlands), 6.63%, 04/15/2023(b)	460,000	479,090
Financial Exchanges & Data–0.01%
MSCI, Inc., 5.25%, 11/15/2024(b)	82,000	84,631
Food Distributors–0.08%
US Foods, Inc., 5.88%, 06/15/2024(b)	674,000	690,658
Food Retail–0.47%
Albertsons Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC,
6.63%, 06/15/2024	874,000	911,136
7.50%, 03/15/2026(b)	552,000	612,374
4.63%, 01/15/2027(b)	554,000	562,714
5.88%, 02/15/2028(b)	436,000	466,237
Kraft Heinz Foods Co., 6.88%, 01/26/2039	557,000	732,739
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Food Retail–(continued)
Simmons Foods, Inc., 5.75%, 11/01/2024(b)	$748,000	$757,040
		4,042,240
Forest Products–0.10%
Norbord, Inc. (Canada), 5.75%, 07/15/2027(b)	822,000	865,441
Gas Utilities–0.15%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	480,000	526,248
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
5.50%, 06/01/2024	525,000	536,807
5.88%, 03/01/2027	161,000	166,289
Superior Plus L.P./Superior General Partner, Inc. (Canada), 7.00%, 07/15/2026(b)	85,000	91,830
		1,321,174
Health Care Equipment–0.01%
Teleflex, Inc., 4.88%, 06/01/2026	67,000	70,038
Health Care Facilities–0.77%
Acadia Healthcare Co., Inc., 6.50%, 03/01/2024	682,000	704,235
Community Health Systems, Inc.,
6.63%, 02/15/2025(b)	475,000	481,023
8.00%, 03/15/2026(b)	476,000	496,979
HCA, Inc.,
7.50%, 02/15/2022	138,000	151,727
5.38%, 02/01/2025	346,000	387,411
5.25%, 04/15/2025	888,000	1,011,048
5.88%, 02/15/2026	1,009,000	1,159,745
5.38%, 09/01/2026	430,000	484,857
Tenet Healthcare Corp.,
8.13%, 04/01/2022	447,000	489,161
6.75%, 06/15/2023	1,155,000	1,258,471
		6,624,657
Health Care REITs–0.08%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	689,000	726,017
Health Care Services–0.43%
Eagle Holding Co. II LLC, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(b)(c)	726,000	735,070
Envision Healthcare Corp., 8.75%, 10/15/2026(b)	318,000	192,660
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	1,110,000	1,143,686
MPH Acquisition Holdings LLC, 7.13%, 06/01/2024(b)	950,000	922,554
Surgery Center Holdings, Inc., 10.00%, 04/15/2027(b)	317,000	354,866
Team Health Holdings, Inc., 6.38%, 02/01/2025(b)	555,000	327,697
		3,676,533
	Principal Amount	Value
Home Improvement Retail–0.04%
Hillman Group, Inc. (The), 6.38%, 07/15/2022(b)	$326,000	$305,727
Homebuilding–0.61%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(b)	710,000	818,522
Beazer Homes USA, Inc., 5.88%, 10/15/2027	95,000	98,802
KB Home, 4.80%, 11/15/2029	420,000	436,800
Lennar Corp.,
8.38%, 01/15/2021	60,000	63,624
5.38%, 10/01/2022	832,000	892,579
5.25%, 06/01/2026	326,000	361,973
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)	418,000	438,900
Meritage Homes Corp.,
6.00%, 06/01/2025	275,000	311,552
5.13%, 06/06/2027	405,000	436,528
PulteGroup, Inc., 6.38%, 05/15/2033	13,000	15,772
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028(b)	598,000	656,513
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	727,000	785,462
		5,317,027
Hotel & Resort REITs–0.07%
Service Properties Trust, 4.95%, 10/01/2029	557,000	587,986
Household Products–0.36%
Energizer Holdings, Inc.,
6.38%, 07/15/2026(b)	101,000	107,757
7.75%, 01/15/2027(b)	453,000	500,293
Reynolds Group Issuer, Inc./LLC,
5.13%, 07/15/2023(b)	49,000	50,266
7.00%, 07/15/2024(b)	1,250,000	1,292,969
Spectrum Brands, Inc., 5.75%, 07/15/2025	1,109,000	1,154,735
		3,106,020
Human Resource & Employment Services–0.09%
ASGN, Inc., 4.63%, 05/15/2028(b)	799,000	822,051
Independent Power Producers & Energy Traders–0.33%
AES Corp. (The), 5.50%, 04/15/2025	279,000	288,413
Calpine Corp., 5.50%, 02/01/2024	474,000	481,342
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(b)	523,000	559,228
NRG Energy, Inc.,
7.25%, 05/15/2026	256,000	277,599
6.63%, 01/15/2027	591,000	636,418
5.25%, 06/15/2029(b)	597,000	644,462
		2,887,462
Industrial Machinery–0.42%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	1,391,000	1,386,945
EnPro Industries, Inc., 5.75%, 10/15/2026	1,048,000	1,108,624
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Industrial Machinery–(continued)
Mueller Industries, Inc., 6.00%, 03/01/2027	$1,105,000	$1,130,247
		3,625,816
Integrated Oil & Gas–0.13%
Petrobras Global Finance B.V. (Brazil), 5.75%, 02/01/2029	755,000	872,591
Petroleos Mexicanos (Mexico), 5.95%, 01/28/2031(b)	255,000	257,996
		1,130,587
Integrated Telecommunication Services–0.70%
Altice France S.A. (France), 7.38%, 05/01/2026(b)	808,000	861,045
AT&T, Inc., 4.75%, 05/15/2046	557,000	645,601
Cincinnati Bell, Inc.,
7.00%, 07/15/2024(b)	728,000	763,497
8.00%, 10/15/2025(b)	85,000	90,490
CommScope, Inc.,
6.00%, 03/01/2026(b)	383,000	402,390
8.25%, 03/01/2027(b)	672,000	691,723
Embarq Corp., 8.00%, 06/01/2036	601,000	669,048
Frontier Communications Corp.,
10.50%, 09/15/2022	2,110,000	965,983
11.00%, 09/15/2025	482,000	224,130
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	56,000	65,417
7.20%, 07/18/2036	518,000	643,667
		6,022,991
Interactive Media & Services–0.37%
Cable Onda S.A. (Panama), 4.50%, 01/30/2030(b)	230,000	238,197
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	1,064,000	1,120,524
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(b)	825,000	823,330
6.63%, 08/15/2027(b)	1,095,000	1,025,851
		3,207,902
Internet & Direct Marketing Retail–0.09%
Prosus N.V. (China), 3.68%, 01/21/2030(b)	200,000	205,990
QVC, Inc., 5.45%, 08/15/2034	557,000	565,733
		771,723
Investment Banking & Brokerage–4.06%
Goldman Sachs Group Inc. (The), 33.20%, 02/28/2020(b)	9,710,000	8,500,286
GS Finance Corp., 10.03%, 02/19/2020(b)	9,104,000	9,291,007
Morgan Stanley Finance LLC, 6.56%, 02/13/2020(b)	17,100,000	17,313,750
		35,105,043
Leisure Products–0.05%
Mattel, Inc., 6.75%, 12/31/2025(b)	408,000	438,431
	Principal Amount	Value
Managed Health Care–0.25%
Centene Corp.,
5.25%, 04/01/2025(b)	$498,000	$517,920
5.38%, 06/01/2026(b)	353,000	376,157
5.38%, 08/15/2026(b)	303,000	322,695
4.63%, 12/15/2029(b)	377,000	406,463
Molina Healthcare, Inc., 4.88%, 06/15/2025(b)	559,000	571,809
		2,195,044
Metal & Glass Containers–0.25%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), 6.00%, 02/15/2025(b)	808,000	846,380
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(b)	624,000	636,591
Trivium Packaging Finance B.V. (Netherlands),
5.50%, 08/15/2026(b)	406,000	428,583
8.50%, 08/15/2027(b)	204,000	224,777
		2,136,331
Movies & Entertainment–0.39%
AMC Entertainment Holdings, Inc.,
5.75%, 06/15/2025	1,194,000	1,063,753
6.13%, 05/15/2027	558,000	475,709
Netflix, Inc.,
5.75%, 03/01/2024	540,000	599,624
5.88%, 11/15/2028	1,084,000	1,222,752
		3,361,838
Multi-Utilities–0.29%
Dominion Energy, Inc., Series A, Investment Units, 5.25%, 07/30/2076	40,700	1,064,712
DTE Energy Co.,
Series B, Investment Units, 5.38%, 06/01/2076	19,300	509,906
Series F, Investment Units, 6.00%, 12/15/2076	14,100	386,904
Series E, Investment Units, 5.25%, 12/01/2077	20,800	553,072
		2,514,594
Oil & Gas Drilling–0.27%
Diamond Offshore Drilling, Inc., 4.88%, 11/01/2043	234,000	115,464
Ensign Drilling, Inc. (Canada), 9.25%, 04/15/2024(b)	502,000	471,875
Precision Drilling Corp. (Canada),
6.50%, 12/15/2021	49,312	49,393
7.75%, 12/15/2023	29,000	28,625
5.25%, 11/15/2024	578,000	517,793
Transocean, Inc.,
8.00%, 02/01/2027(b)	181,000	168,701
7.50%, 04/15/2031	777,000	567,229
Valaris PLC, 7.75%, 02/01/2026	868,000	440,532
		2,359,612
Oil & Gas Equipment & Services–0.11%
Calfrac Holdings L.P. (Canada), 8.50%, 06/15/2026(b)	375,000	142,509
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(b)	358,000	319,640
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Oil & Gas Equipment & Services–(continued)
SESI LLC, 7.13%, 12/15/2021	$578,000	$514,420
		976,569
Oil & Gas Exploration & Production–1.32%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/2022(b)	875,000	859,682
California Resources Corp., 8.00%, 12/15/2022(b)	647,000	221,597
Callon Petroleum Co.,
6.13%, 10/01/2024	531,000	509,096
6.38%, 07/01/2026	204,000	193,361
Chesapeake Energy Corp., 11.50%, 01/01/2025(b)	260,000	209,872
Denbury Resources, Inc.,
9.00%, 05/15/2021(b)	323,000	304,347
5.50%, 05/01/2022	213,000	133,821
EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/2024(b)(e)	658,000	343,256
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	1,038,000	994,121
7.75%, 02/01/2028	624,000	629,947
Gulfport Energy Corp.,
6.63%, 05/01/2023	1,095,000	747,677
6.00%, 10/15/2024	893,000	494,454
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026(b)	1,144,000	1,112,394
Oasis Petroleum, Inc.,
6.88%, 01/15/2023	1,031,000	977,839
6.25%, 05/01/2026(b)	396,000	302,950
QEP Resources, Inc., 5.63%, 03/01/2026	1,264,000	1,130,522
SM Energy Co., 6.63%, 01/15/2027	462,000	419,183
Southwestern Energy Co.,
7.50%, 04/01/2026	641,000	536,661
7.75%, 10/01/2027	387,000	322,187
Whiting Petroleum Corp.,
6.25%, 04/01/2023	828,000	581,670
6.63%, 01/15/2026	726,000	408,357
		11,432,994
Oil & Gas Refining & Marketing–0.47%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.63%, 01/15/2022	869,000	870,357
EnLink Midstream Partners L.P., 5.60%, 04/01/2044	41,000	32,039
NuStar Logistics L.P., 6.00%, 06/01/2026	924,000	973,965
Parkland Fuel Corp. (Canada), 6.00%, 04/01/2026(b)	846,000	891,980
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/2028(b)	528,000	541,253
Sunoco L.P./Sunoco Finance Corp.,
4.88%, 01/15/2023	456,000	469,299
6.00%, 04/15/2027	256,000	270,667
		4,049,560
	Principal Amount	Value
Oil & Gas Storage & Transportation–0.41%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.38%, 09/15/2024	$608,000	$539,904
5.75%, 01/15/2028(b)	1,140,000	889,456
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 04/01/2025	272,000	276,839
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	212,000	215,777
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.13%, 02/01/2025	762,000	786,757
5.88%, 04/15/2026	643,000	679,570
5.50%, 03/01/2030(b)	136,000	140,434
		3,528,737
Other Diversified Financial Services–0.40%
eG Global Finance PLC (United Kingdom),
6.75%, 02/07/2025(b)	606,000	614,839
8.50%, 10/30/2025(b)	233,000	248,048
Lions Gate Capital Holdings LLC, 6.38%, 02/01/2024(b)	715,000	720,355
LPL Holdings, Inc., 5.75%, 09/15/2025(b)	517,000	540,260
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/2025(b)	1,317,000	1,366,374
		3,489,876
Packaged Foods & Meats–0.50%
B&G Foods, Inc.,
5.25%, 04/01/2025	621,000	635,261
5.25%, 09/15/2027	428,000	427,465
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 01/15/2030(b)	987,000	1,067,786
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(b)	547,000	581,215
Post Holdings, Inc.,
5.75%, 03/01/2027(b)	506,000	535,005
5.63%, 01/15/2028(b)	614,000	650,441
TreeHouse Foods, Inc., 6.00%, 02/15/2024(b)	424,000	436,544
		4,333,717
Paper Packaging–0.06%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	533,000	552,828
Paper Products–0.25%
Mercer International, Inc. (Germany),
6.50%, 02/01/2024	564,000	583,974
5.50%, 01/15/2026	316,000	320,337
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	1,207,000	1,300,962
		2,205,273
Pharmaceuticals–0.69%
Bausch Health Americas, Inc., 9.25%, 04/01/2026(b)	708,000	809,315
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Pharmaceuticals–(continued)
Bausch Health Cos., Inc.,
5.50%, 11/01/2025(b)	$392,000	$406,863
9.00%, 12/15/2025(b)	1,697,000	1,919,731
5.75%, 08/15/2027(b)	161,000	172,552
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 07/15/2023(b)	960,000	736,790
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(b)	1,176,000	1,227,450
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	683,000	696,677
		5,969,378
Property & Casualty Insurance–0.03%
AmWINS Group, Inc., 7.75%, 07/01/2026(b)	248,000	271,437
Publishing–0.14%
Meredith Corp., 6.88%, 02/01/2026	1,150,000	1,186,745
Railroads–0.19%
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	1,666,000	1,625,041
Restaurants–0.26%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.00%, 10/15/2025(b)	1,413,000	1,459,311
IRB Holding Corp., 6.75%, 02/15/2026(b)	724,000	755,709
		2,215,020
Security & Alarm Services–0.13%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	818,000	836,260
GW B-CR Security Corp. (Canada), 9.50%, 11/01/2027(b)	274,000	293,002
		1,129,262
Sovereign Debt–17.74%
Abu Dhabi Government International Bond (United Arab Emirates),
4.13%, 10/11/2047(b)	1,300,000	1,545,288
3.13%, 09/30/2049(b)	1,300,000	1,302,033
Angolan Government International Bond (Angola),
8.25%, 05/09/2028(b)	1,100,000	1,187,667
9.38%, 05/08/2048(b)	1,100,000	1,195,242
9.13%, 11/26/2049(b)	1,200,000	1,268,226
Argentine Republic Government International Bond (Argentina),
4.63%, 01/11/2023	1,100,000	509,757
7.50%, 04/22/2026	1,100,000	502,532
6.88%, 01/26/2027	1,100,000	495,932
Bahrain Government International Bond (Bahrain),
6.75%, 09/20/2029(b)	1,100,000	1,282,578
6.00%, 09/19/2044(b)	1,400,000	1,459,958
7.50%, 09/20/2047(b)	1,200,000	1,470,750
Brazilian Government International Bond (Brazil),
8.25%, 01/20/2034	925,000	1,314,987
5.63%, 01/07/2041	1,200,000	1,394,634
5.63%, 02/21/2047	1,300,000	1,525,478
Principal Amount		Value
Sovereign Debt–(continued)
Chile Government International Bond (Chile),
3.13%, 01/21/2026	$1,850,000	$1,961,712
3.86%, 06/21/2047	1,800,000	2,087,757
China Government International Bond (China),
2.63%, 11/02/2027(b)	1,200,000	1,256,218
3.50%, 10/19/2028(b)	1,100,000	1,230,543
4.00%, 10/19/2048(b)	1,200,000	1,479,014
Colombia Government International Bond (Colombia),
7.38%, 09/18/2037	800,000	1,179,756
6.13%, 01/18/2041	1,100,000	1,492,969
5.63%, 02/26/2044	1,200,000	1,558,134
Costa Rica Government International Bond (Costa Rica),
5.63%, 04/30/2043(b)	1,500,000	1,397,902
7.00%, 04/04/2044(b)	1,200,000	1,275,522
7.16%, 03/12/2045(b)	1,200,000	1,289,634
Croatia Government International Bond (Croatia),
5.50%, 04/04/2023(b)	1,600,000	1,770,032
6.00%, 01/26/2024(b)	1,700,000	1,956,698
Dominican Republic International Bond (Dominican Republic),
7.45%, 04/30/2044(b)	1,075,000	1,288,328
6.85%, 01/27/2045(b)	1,150,000	1,297,700
6.50%, 02/15/2048(b)	1,200,000	1,307,322
Ecuador Government International Bond (Ecuador),
8.75%, 06/02/2023(b)	1,100,000	1,028,957
9.65%, 12/13/2026(b)	1,000,000	889,850
9.63%, 06/02/2027(b)	1,200,000	1,056,417
Egypt Government International Bond (Egypt),
8.50%, 01/31/2047(b)	1,200,000	1,376,081
7.90%, 02/21/2048(b)	1,400,000	1,517,250
8.70%, 03/01/2049(b)	900,000	1,039,738
8.70%, 03/01/2049(b)	200,000	231,053
El Salvador Government International Bond (El Salvador),
8.25%, 04/10/2032(b)	1,047,000	1,281,892
7.65%, 06/15/2035(b)	1,130,000	1,317,511
7.63%, 02/01/2041(b)	1,250,000	1,457,431
Emirate of Dubai Government International Bond (United Arab Emirates), 5.25%, 01/30/2043(b)	1,200,000	1,393,439
Hungary Government International Bond (Hungary),
5.75%, 11/22/2023	1,050,000	1,197,214
5.38%, 03/25/2024	1,110,000	1,265,056
7.63%, 03/29/2041	810,000	1,366,418
Indonesia Government International Bond (Indonesia),
8.50%, 10/12/2035(b)	850,000	1,365,893
6.63%, 02/17/2037(b)	1,000,000	1,393,686
7.75%, 01/17/2038(b)	950,000	1,465,080
Jordan Government International Bond (Jordan),
6.13%, 01/29/2026(b)	1,200,000	1,300,517
5.75%, 01/31/2027(b)	1,200,000	1,285,872
7.38%, 10/10/2047(b)	1,200,000	1,322,261
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Sovereign Debt–(continued)
Kazakhstan Government International Bond (Kazakhstan),
5.13%, 07/21/2025(b)	$1,150,000	$1,327,880
4.88%, 10/14/2044(b)	1,250,000	1,578,561
6.50%, 07/21/2045(b)	900,000	1,346,069
Kenya Government International Bond (Kenya),
6.88%, 06/24/2024(b)	1,100,000	1,194,721
7.25%, 02/28/2028(b)	1,300,000	1,407,069
8.25%, 02/28/2048(b)	1,300,000	1,404,474
Lebanon Government International Bond (Lebanon),
6.40%, 05/26/2023	1,300,000	513,767
6.65%, 04/22/2024(b)	1,300,000	497,250
6.25%, 11/04/2024(b)	1,200,000	459,300
Mexico Government International Bond (Mexico),
Series A, 6.05%, 01/11/2040	1,112,000	1,495,301
4.60%, 01/23/2046	1,250,000	1,412,119
5.75%, 10/12/2110	1,200,000	1,489,134
Mongolia Government International Bond (Mongolia),
5.13%, 12/05/2022(b)	1,300,000	1,324,011
5.63%, 05/01/2023(b)	1,128,000	1,156,194
8.75%, 03/09/2024(b)	1,000,000	1,134,000
Nigeria Government International Bond (Nigeria),
7.70%, 02/23/2038(b)	1,200,000	1,208,467
7.63%, 11/28/2047(b)	1,200,000	1,171,068
9.25%, 01/21/2049(b)	1,100,000	1,242,023
Oman Government International Bond (Oman),
5.63%, 01/17/2028(b)	1,200,000	1,244,698
6.50%, 03/08/2047(b)	1,400,000	1,385,125
6.75%, 01/17/2048(b)	1,400,000	1,400,000
Pakistan Government International Bond (Pakistan),
8.25%, 04/15/2024(b)	1,200,000	1,351,370
8.25%, 09/30/2025(b)	1,210,000	1,374,898
6.88%, 12/05/2027(b)	1,200,000	1,271,100
Panama Government International Bond (Panama),
7.13%, 01/29/2026	1,050,000	1,331,250
8.88%, 09/30/2027	869,000	1,251,671
3.88%, 03/17/2028	1,200,000	1,326,762
Paraguay Government International Bond (Paraguay),
5.00%, 04/15/2026(b)	1,200,000	1,335,421
6.10%, 08/11/2044(b)	1,200,000	1,504,134
5.60%, 03/13/2048(b)	1,100,000	1,316,915
Peruvian Government International Bond (Peru),
2.84%, 06/20/2030	1,200,000	1,273,785
8.75%, 11/21/2033	821,000	1,387,784
5.63%, 11/18/2050	1,002,000	1,539,007
Philippine Government International Bond (Philippines),
7.75%, 01/14/2031	900,000	1,356,305
6.38%, 01/15/2032	940,000	1,304,081
6.38%, 10/23/2034	950,000	1,379,923
	Principal Amount	Value
Sovereign Debt–(continued)
Qatar Government International Bond (Qatar),
6.40%, 01/20/2040(b)	$1,000,000	$1,484,765
5.10%, 04/23/2048(b)	1,100,000	1,456,312
4.82%, 03/14/2049(b)	1,100,000	1,403,407
Republic of Poland Government International Bond (Poland),
3.00%, 03/17/2023	1,224,000	1,272,064
4.00%, 01/22/2024	1,195,000	1,294,956
3.25%, 04/06/2026	1,204,000	1,289,075
Republic of South Africa Government International Bond (South Africa),
6.25%, 03/08/2041	1,200,000	1,309,038
5.38%, 07/24/2044	1,250,000	1,212,394
6.30%, 06/22/2048	1,100,000	1,174,639
Romanian Government International Bond (Romania),
4.88%, 01/22/2024(b)	1,152,000	1,273,690
6.13%, 01/22/2044(b)	1,030,000	1,376,280
5.13%, 06/15/2048(b)	1,250,000	1,492,344
Russian Foreign Bond (Russia),
5.63%, 04/04/2042(b)	1,200,000	1,607,078
5.88%, 09/16/2043(b)	1,000,000	1,382,650
Russian Foreign Bond - Eurobond (Russia), 5.25%, 06/23/2047(b)	1,200,000	1,570,902
Saudi Government International Bond (Saudi Arabia),
4.50%, 10/26/2046(b)	1,300,000	1,489,263
4.63%, 10/04/2047(b)	1,200,000	1,398,506
5.00%, 04/17/2049(b)	1,200,000	1,481,244
Slovenia Government International Bond (Slovenia), 5.25%, 02/18/2024(b)	1,600,000	1,811,499
Sri Lanka Government International Bond (Sri Lanka),
6.83%, 07/18/2026(b)	1,250,000	1,253,836
7.85%, 03/14/2029(b)	1,250,000	1,274,950
7.55%, 03/28/2030(b)	1,150,000	1,142,309
Trinidad & Tobago Government International Bond (Trinidad),
4.38%, 01/16/2024(b)	1,800,000	1,919,547
4.50%, 08/04/2026(b)	1,850,000	1,996,349
Turkey Government International Bond (Turkey),
8.00%, 02/14/2034	1,110,000	1,357,811
6.88%, 03/17/2036	1,248,000	1,389,795
7.25%, 03/05/2038	1,200,000	1,384,500
Ukraine Government International Bond (Ukraine),
7.75%, 09/01/2026(b)	1,300,000	1,476,202
7.75%, 09/01/2027(b)	1,300,000	1,475,419
9.75%, 11/01/2028(b)	1,100,000	1,372,314
		153,354,694
Specialized Consumer Services–0.18%
ServiceMaster Co. LLC (The),
5.13%, 11/15/2024(b)	1,118,000	1,157,750
7.45%, 08/15/2027	324,000	372,713
		1,530,463
Specialized REITs–0.42%
Equinix, Inc., 5.88%, 01/15/2026	706,000	749,666
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Specialized REITs–(continued)
Iron Mountain US Holdings, Inc., 5.38%, 06/01/2026(b)	$835,000	$870,777
Iron Mountain, Inc.,
6.00%, 08/15/2023	241,000	246,624
5.75%, 08/15/2024	137,000	138,540
5.25%, 03/15/2028(b)	382,000	399,897
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)	871,000	655,789
SBA Communications Corp.,
4.88%, 07/15/2022	94,000	95,361
4.88%, 09/01/2024	474,000	491,379
		3,648,033
Specialty Chemicals–0.15%
Element Solutions, Inc., 5.88%, 12/01/2025(b)	634,000	656,894
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	654,000	682,022
		1,338,916
Steel–0.03%
AK Steel Corp., 7.63%, 10/01/2021	296,000	297,968
Systems Software–0.03%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	272,000	277,270
Technology Hardware, Storage & Peripherals–0.18%
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(b)	735,000	773,588
8.10%, 07/15/2036(b)	557,000	765,856
		1,539,444
Textiles–0.08%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(b)	899,000	719,573
Thrifts & Mortgage Finance–0.02%
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(b)	150,000	152,932
Trading Companies & Distributors–0.43%
AerCap Global Aviation Trust (Ireland), 6.50% (3 mo. USD LIBOR + 4.30%), 06/15/2045(b)(f)	400,000	446,040
BMC East LLC, 5.50%, 10/01/2024(b)	683,000	705,481
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	1,014,000	1,061,886
United Rentals North America, Inc.,
5.88%, 09/15/2026	510,000	543,800
6.50%, 12/15/2026	414,000	450,474
5.50%, 05/15/2027	101,000	107,547
5.25%, 01/15/2030	402,000	432,291
		3,747,519
Trucking–0.08%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
6.38%, 04/01/2024(b)	256,000	265,066
5.25%, 03/15/2025(b)	391,000	399,960
		665,026
	Principal Amount	Value
Wireless Telecommunication Services–0.83%
Digicel Group One Ltd. (Jamaica), 8.25%, 12/30/2022(b)	$207,000	$134,097
Digicel Group Two Ltd. (Jamaica), 8.25%, 09/30/2022(b)	196,000	53,259
Intelsat (Luxembourg) S.A. (Luxembourg), 7.75%, 06/01/2021	416,000	270,400
Intelsat Connect Finance S.A. (Luxembourg), 9.50%, 02/15/2023(b)	342,000	182,115
Oztel Holdings SPC Ltd. (Oman), 5.63%, 10/24/2023(b)	382,000	408,453
Sprint Capital Corp., 8.75%, 03/15/2032	337,000	373,851
Sprint Communications, Inc., 11.50%, 11/15/2021	300,000	335,046
Sprint Corp.,
7.88%, 09/15/2023	2,631,000	2,800,634
7.63%, 02/15/2025	99,000	103,306
7.63%, 03/01/2026	269,000	281,240
T-Mobile USA, Inc.,
6.38%, 03/01/2025	415,000	429,224
6.50%, 01/15/2026	1,671,000	1,785,129
		7,156,754
Total U.S. Dollar Denominated Bonds & Notes (Cost $458,794,321)		462,294,632
	Shares
Preferred Stocks–20.49%
Alternative Carriers–0.54%
Qwest Corp., 6.50%, Pfd.	49,500	1,274,625
Qwest Corp., 6.75%, Pfd.	46,200	1,211,364
Qwest Corp., 6.13%, Pfd.	31,000	775,930
Qwest Corp., 6.88%, Pfd.	25,500	664,020
Qwest Corp., 6.63%, Pfd.	28,600	733,018
		4,658,957
Asset Management & Custody Banks–0.95%
Affiliated Managers Group, Inc., 5.88%, Pfd.	15,100	413,589
Apollo Global Management, Inc., 6.38%, Series A, Pfd.	13,500	364,230
Apollo Global Management, Inc., 6.38%, Series B, Pfd.	15,100	410,569
Ares Management Corp., 7.00%, Series A, Pfd.	15,600	419,952
Bank of New York Mellon Corp. (The), 5.20%, Pfd.	29,900	777,998
Brightsphere Investment Group, Inc., 5.13%, Pfd.	6,400	160,512
KKR & Co., Inc., 6.75%, Series A, Pfd.	17,800	475,438
KKR & Co., Inc., 6.50%, Series B, Pfd.	10,300	279,542
Legg Mason, Inc., 6.38%, Pfd.	13,000	343,460
Legg Mason, Inc., 5.45%, Pfd.	25,700	665,116
Northern Trust Corp., 4.70%, Series E, Pfd.	20,500	537,920
Oaktree Capital Group LLC, 6.63%, Series A, Pfd.	9,000	245,790
Oaktree Capital Group LLC, 6.55%, Series B, Pfd.	11,800	327,568
Prospect Capital Corp., 6.25%, Pfd.	11,000	283,800
State Street Corp., 5.35%, Series G, Pfd.	31,000	884,430
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Asset Management & Custody Banks–(continued)
State Street Corp., 5.25%, Series C, Pfd.	20,200	$518,130
State Street Corp., 5.90%, Series D, Pfd.	38,400	1,080,576
		8,188,620
Automobile Manufacturers–0.24%
Ford Motor Co., 6.20%, Pfd.	38,100	1,012,698
Ford Motor Co., 6.00%, Pfd.	40,750	1,070,503
		2,083,201
Consumer Finance–0.79%
Capital One Financial Corp., 5.20%, Series G, Pfd.	46,200	1,196,118
Capital One Financial Corp., 6.00%, Series H, Pfd.	48,500	1,299,800
Capital One Financial Corp., 6.00%, Series B, Pfd.	12,300	312,174
Capital One Financial Corp., 6.20%, Series F, Pfd.	25,600	668,160
Capital One Financial Corp., 5.00%, Series I, Pfd.	76,200	1,946,910
Navient Corp., 6.00%, Pfd.	15,000	373,950
Synchrony Financial, 5.63%, Series A, Pfd.	38,050	991,203
		6,788,315
Diversified Banks–4.92%
Bank of America Corp., 6.20%, Series CC, Pfd.	56,600	1,481,222
Bank of America Corp., 6.00%, Series EE, Pfd.	46,200	1,217,832
Bank of America Corp., 6.00%, Series GG, Pfd.	66,000	1,831,500
Bank of America Corp., 5.88%, Series HH, Pfd.	53,100	1,461,843
Bank of America Corp., 5.38%, Series KK, Pfd.	92,500	2,474,375
Bank of America Corp., 5.00%, Series LL, Pfd.	89,600	2,347,520
Citigroup, Inc., 6.30%, Series S, Pfd.	52,700	1,370,727
Citigroup, Inc., 7.13%, Series J, Pfd.	48,500	1,409,410
Citigroup, Inc., 6.88%, Series K, Pfd.	75,600	2,196,936
JPMorgan Chase & Co., 6.13%, Series Y, Pfd.	57,200	1,436,864
JPMorgan Chase & Co., 6.10%, Series AA, Pfd.	73,900	1,886,667
JPMorgan Chase & Co., 6.15%, Series BB, Pfd.	87,800	2,241,534
JPMorgan Chase & Co., 5.75%, Series DD, Pfd.	94,300	2,589,478
JPMorgan Chase & Co., 6.00%, Series EE, Pfd.	77,800	2,165,174
JPMorgan Chase & Co., 4.75%, Series GG, Pfd.	46,000	1,184,500
U.S. Bancorp, 5.50%, Series K, Pfd.	34,400	957,352
U.S. Bancorp, 6.50%, Series F, Pfd.	75,900	2,088,768
Wells Fargo & Co., 5.70%, Series W, Pfd.	50,400	1,307,376
Wells Fargo & Co., 5.50%, Series X, Pfd.	86,600	2,251,600
Wells Fargo & Co., 5.63%, Series Y, Pfd.	45,000	1,192,500
Wells Fargo & Co., 5.20%, Pfd.	38,100	967,740
Wells Fargo & Co., 5.13%, Series O, Pfd.	32,800	831,152
Wells Fargo & Co., 5.25%, Series P, Pfd.	31,500	800,730
Wells Fargo & Co., 5.85%, Series Q, Pfd.	48,700	1,323,666
Wells Fargo & Co., 6.63%, Series R, Pfd.	42,300	1,215,279
Shares		Value
Diversified Banks–(continued)
Wells Fargo & Co., 6.00%, Series T, Pfd.	40,600	$1,029,210
Wells Fargo & Co., 6.00%, Series V, Pfd.	50,400	1,311,408
		42,572,363
Diversified Capital Markets–0.08%
Deutsche Bank Contingent Capital Trust II, 6.55%, Pfd.	25,500	670,140
Diversified REITs–0.29%
PS Business Parks, Inc., 5.20%, Series W, Pfd.	11,100	292,374
PS Business Parks, Inc., 5.25%, Series X, Pfd.	11,600	308,444
PS Business Parks, Inc., 5.20%, Series Y, Pfd.	11,700	309,933
PS Business Parks, Inc., 4.88%, Series Z, Pfd.	17,000	430,270
VEREIT, Inc., 6.70%, Series F, Pfd.	44,243	1,128,197
		2,469,218
Electric Utilities–1.63%
Alabama Power Co., 5.00%, Series A, Pfd.	13,900	384,891
Duke Energy Corp., 5.13%, Pfd.	24,300	631,800
Duke Energy Corp., 5.63%, Pfd.	25,900	714,581
Duke Energy Corp., 5.75%, Series A, Pfd.	51,100	1,443,575
Entergy Arkansas LLC, 4.88%, Pfd.	21,300	556,782
Entergy Arkansas LLC, 4.90%, Pfd.	9,800	253,232
Entergy Louisiana LLC, 4.88%, Pfd.	19,300	505,660
Entergy Louisiana LLC, 5.25%, Pfd.	10,500	270,585
Entergy Mississippi LLC, 4.90%, Pfd.	15,100	408,606
Entergy New Orleans LLC, 5.50%, Pfd.	5,000	133,000
Entergy Texas, Inc., 5.63%, Pfd.	7,000	196,280
Georgia Power Co., 5.00%, Series 2017A, Pfd.	14,300	374,803
Interstate Power and Light Co., 5.10%, Series D, Pfd.	10,000	254,600
NextEra Energy Capital Holdings, Inc., 5.00%, Pfd.	25,900	663,817
NextEra Energy Capital Holdings, Inc., 5.65%, Series N, Pfd.	38,800	1,073,596
NextEra Energy Capital Holdings, Inc., 5.13%, Series I, Pfd.	10,500	273,315
PPL Capital Funding, Inc., 5.90%, Series B, Pfd.	21,500	551,260
SCE Trust II, 5.10%, Pfd.	11,000	275,000
SCE Trust III, 5.75%, Series H, Pfd.	14,500	361,050
SCE Trust IV, 5.38%, Series J, Pfd.	20,300	506,485
SCE Trust V, 5.45%, Series K, Pfd.	17,500	433,475
SCE Trust VI, 5.00%, Pfd.	32,300	772,616
Southern Co. (The), 5.25%, Pfd.	43,000	1,122,300
Southern Co. (The), 5.25%, Pfd.	23,700	628,524
Southern Co. (The), 6.25%, Pfd.	49,600	1,282,160
		14,071,993
Gas Utilities–0.07%
South Jersey Industries, Inc., 5.63%, Pfd.	11,100	293,706
Spire, Inc., 5.90%, Series A, Pfd.	13,000	352,690
		646,396
Health Care REITs–0.09%
Diversified Healthcare Trust, 5.63%, Pfd.	31,100	775,945
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Integrated Telecommunication Services–0.52%
AT&T, Inc., 5.35%, Pfd.	67,000	$1,772,820
AT&T, Inc., 5.63%, Pfd.	42,000	1,144,500
AT&T, Inc., 5.00%, Series A, Pfd.	61,000	1,587,830
		4,505,150
Internet & Direct Marketing Retail–0.23%
eBay, Inc., 6.00%, Pfd.	38,100	1,009,650
QVC, Inc., 6.38%, Pfd.	12,000	315,480
QVC, Inc., 6.25%, Pfd.	25,600	652,800
		1,977,930
Investment Banking & Brokerage–1.44%
Charles Schwab Corp. (The), 5.95%, Series D, Pfd.	38,400	1,027,584
Charles Schwab Corp. (The), 6.00%, Series C, Pfd.	30,800	818,048
Goldman Sachs Group, Inc. (The), 6.30%, Series N, Pfd.	34,500	916,320
Goldman Sachs Group, Inc. (The), 5.50%, Series J, Pfd.	50,900	1,370,737
Goldman Sachs Group, Inc. (The), 6.38%, Series K, Pfd.	43,900	1,269,149
Morgan Stanley, 5.85%, Series K, Pfd.	60,000	1,725,600
Morgan Stanley, 7.13%, Series E, Pfd.	23,000	677,350
Morgan Stanley, 6.88%, Series F, Pfd.	43,400	1,248,184
Morgan Stanley, 6.38%, Series I, Pfd.	69,300	1,995,840
Morgan Stanley, 4.88%, Series L, Pfd.	25,600	651,520
Stifel Financial Corp., 6.25%, Series A, Pfd.	7,500	201,600
Stifel Financial Corp., 5.20%, Pfd.	11,300	300,128
Stifel Financial Corp., 6.25%, Series B, Pfd.	8,950	249,436
		12,451,496
Leisure Products–0.09%
Brunswick Corp., 6.50%, Pfd.	9,800	267,344
Brunswick Corp., 6.63%, Pfd.	6,513	179,368
Brunswick Corp., 6.38%, Pfd.	12,100	327,305
		774,017
Life & Health Insurance–1.00%
American Equity Investment Life Holding Co., 5.95%, Series A, Pfd.	21,000	551,460
Athene Holding Ltd., 6.35%, Series A, Pfd.	43,900	1,255,540
Athene Holding Ltd., 5.63%, Series B, Pfd.	18,000	468,360
Brighthouse Financial, Inc., 6.25%, Pfd.	19,400	530,978
Brighthouse Financial, Inc., 6.60%, Series A, Pfd.	21,800	611,926
Globe Life, Inc., 6.13%, Pfd.	15,600	418,080
MetLife, Inc., 5.63%, Series E, Pfd.	40,800	1,136,688
Prudential Financial, Inc., 5.63%, Pfd.	29,300	806,043
Prudential Financial, Inc., 5.75%, Pfd.	29,000	758,640
Prudential Financial, Inc., 5.70%, Pfd.	36,100	936,434
Prudential PLC, 6.75%, Pfd.	21,500	591,465
Prudential PLC, 6.50%, Pfd.	6,300	176,337
Unum Group, 6.25%, Pfd.	15,100	418,572
		8,660,523
Multi-line Insurance–0.48%
AEGON Funding Co. LLC, 5.10%, Pfd.	47,500	1,226,450
Shares		Value
Multi-line Insurance–(continued)
American Financial Group, Inc., 6.00%, Pfd.	13,900	$362,651
American Financial Group, Inc., 5.88%, Pfd.	7,000	194,110
American Financial Group, Inc., 5.13%, Pfd.	11,500	302,795
American International Group, Inc., 5.85%, Series A, Pfd.	25,800	707,694
Hartford Financial Services Group, Inc. (The), 7.88%, Pfd.	30,900	878,178
Hartford Financial Services Group, Inc. (The), 6.00%, Series G, Pfd.	18,100	503,180
		4,175,058
Multi-Sector Holdings–0.11%
PartnerRe Ltd., 7.25%, Series H, Pfd.	27,300	741,741
PartnerRe Ltd., 5.88%, Series I, Pfd.	6,000	157,080
PartnerRe Ltd., 6.50%, Series G, Pfd.	1,000	26,550
		925,371
Multi-Utilities–0.58%
Algonquin Power & Utilities Corp., 6.88%, Pfd.	15,400	437,668
Algonquin Power & Utilities Corp., 6.20%, Series 19-A, Pfd.	18,500	536,315
CMS Energy Corp., 5.63%, Pfd.	10,100	277,245
CMS Energy Corp., 5.88%, Pfd.	14,700	402,780
CMS Energy Corp., 5.88%, Pfd.	32,000	891,840
DTE Energy Co., 5.25%, Pfd.	7,000	179,970
Integrys Holding, Inc., 6.00%, Pfd.	20,250	561,937
NiSource, Inc., 6.50%, Series B, Pfd.	25,550	714,889
Sempra Energy, 5.75%, Pfd.	38,530	1,029,907
		5,032,551
Office REITs–0.28%
Boston Properties, Inc., 5.25%, Series B, Pfd.	10,000	260,900
Office Properties Income Trust, 5.88%, Pfd.	16,100	422,625
SL Green Realty Corp., 6.50%, Series I, Pfd.	11,400	299,136
Vornado Realty Trust, 5.40%, Series L, Pfd.	44,900	1,144,501
Vornado Realty Trust, 5.25%, Series M, Pfd.	12,000	317,520
		2,444,682
Office Services & Supplies–0.05%
Pitney Bowes, Inc., 6.70%, Pfd.	20,300	407,624
Oil & Gas Storage & Transportation–0.51%
DCP Midstream L.P., 7.88%, Series B, Pfd.	8,100	200,880
DCP Midstream L.P., 7.95%, Series C, Pfd.	5,800	144,362
Enbridge, Inc., 6.38%, Series B, Pfd.	30,600	832,626
Energy Transfer Operating L.P., 7.38%, Series C, Pfd.	23,200	570,256
Energy Transfer Operating L.P., 7.63%, Series D, Pfd.	22,900	569,065
Energy Transfer Operating L.P., 7.60%, Series E, Pfd.	40,800	1,028,160
NuStar Energy L.P., 8.50%, Series A, Pfd.	21,800	538,460
NuStar Energy L.P., 9.00%, Series C, Pfd.	8,700	219,501
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Oil & Gas Storage & Transportation–(continued)
NuStar Energy L.P., 7.63%, Series B, Pfd.	13,500	$306,855
		4,410,165
Other Diversified Financial Services–0.21%
Equitable Holdings, Inc., 5.25%, Series A, Pfd.	40,600	1,065,750
National Rural Utilities Cooperative Finance Corp., 5.50%, Pfd.	12,900	359,007
Voya Financial, Inc., 5.35%, Series B, Pfd.	15,100	422,045
		1,846,802
Property & Casualty Insurance–1.07%
Allstate Corp. (The), 5.63%, Series G, Pfd.	32,300	888,896
Allstate Corp. (The), 5.10%, Pfd.	24,800	681,008
Allstate Corp. (The), 5.10%, Series H, Pfd.	58,200	1,534,734
Allstate Corp. (The), 4.75%, Series I, Pfd.	15,900	414,831
Arch Capital Group Ltd., 5.25%, Series E, Pfd.	23,400	606,996
Arch Capital Group Ltd., 5.45%, Series F, Pfd.	17,300	460,007
Argo Group U.S., Inc., 6.50%, Pfd.	7,800	203,970
Aspen Insurance Holdings Ltd., 5.63%, Pfd.	13,900	371,825
Aspen Insurance Holdings Ltd., 5.95%, Pfd.	14,500	411,655
Aspen Insurance Holdings Ltd., 5.63%, Pfd.	13,400	352,956
Assured Guaranty Municipal Holdings, Inc., 6.25%, Pfd.	22,200	590,964
AXIS Capital Holdings Ltd., 5.50%, Series E, Pfd.	34,500	900,105
Hanover Insurance Group, Inc. (The), 6.35%, Pfd.	7,300	189,581
W.R. Berkley Corp., 5.75%, Pfd.	20,000	522,600
W.R. Berkley Corp., 5.70%, Pfd.	10,000	274,000
W.R. Berkley Corp., 5.63%, Pfd.	17,600	452,144
W.R. Berkley Corp., 5.10%, Pfd.	16,000	415,360
		9,271,632
Real Estate Operating Companies–0.07%
Brookfield Property Partners L.P., 6.50%, Series A-1, Pfd.	9,850	262,010
Brookfield Property Partners L.P., 6.38%, Series A2, Pfd.	13,000	345,280
		607,290
Regional Banks–2.15%
Associated Banc-Corp., 5.88%, Series E, Pfd.	5,300	143,630
BancorpSouth Bank, 5.50%, Series A, Pfd.	7,900	206,190
BOK Financial Corp., 5.38%, Pfd.	7,700	204,435
CIT Group, Inc., 5.63%, Series B, Pfd.	10,200	266,730
Citizens Financial Group, Inc., 6.35%, Series D, Pfd.	15,500	430,280
Citizens Financial Group, Inc., 5.00%, Series E, Pfd.	23,000	586,500
Commerce Bancshares, Inc., 6.00%, Series B, Pfd.	7,900	208,165
Cullen/Frost Bankers, Inc., 5.38%, Pfd.	7,600	199,196
Fifth Third Bancorp, 6.63%, Series I, Pfd.	23,200	678,368
Fifth Third Bancorp, 6.00%, Series A, Pfd.	10,800	296,136
Fifth Third Bancorp, 4.95%, Series K, Pfd.	13,400	345,720
Shares		Value
Regional Banks–(continued)
First Horizon National Corp., 6.20%, Series A, Pfd.	5,000	$129,950
First Republic Bank, 5.50%, Series G, Pfd.	7,600	201,096
First Republic Bank, 5.13%, Series H, Pfd.	10,600	280,370
First Republic Bank, 5.50%, Series I, Pfd.	15,600	419,328
First Republic Bank, 5.70%, Series F, Pfd.	5,200	133,692
First Republic Bank, 4.70%, Series J, Pfd.	19,000	485,640
FNB Corp., 7.25%, Pfd.	5,600	167,328
Hancock Whitney Corp., 5.95%, Pfd.	7,700	198,429
Huntington Bancshares, Inc., 6.25%, Series D, Pfd.	30,900	810,816
Huntington Bancshares, Inc., 5.88%, Series C, Pfd.	8,200	216,808
IBERIABANK Corp., 6.10%, Series D, Pfd.	5,600	152,600
KeyCorp, 6.13%, Series E, Pfd.	25,800	776,838
KeyCorp, 5.65%, Series F, Pfd.	21,800	586,420
KeyCorp, 5.63%, Series G, Pfd.	22,950	623,322
People’s United Financial, Inc., 5.63%, Series A, Pfd.	12,500	357,125
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd.	76,200	2,093,976
PNC Financial Services Group, Inc. (The), 5.38%, Series Q, Pfd.	24,600	631,974
Regions Financial Corp., 6.38%, Series A, Pfd.	25,000	647,000
Regions Financial Corp., 6.38%, Series B, Pfd.	26,600	761,558
Regions Financial Corp., 5.70%, Series C, Pfd.	25,500	727,005
SVB Financial Group, 5.25%, Series A, Pfd.	18,250	476,690
Synovus Financial Corp., 6.30%, Series D, Pfd.	10,100	277,346
Synovus Financial Corp., 5.88%, Series E, Pfd.	17,900	481,152
TCF Financial Corp., 5.70%, Series C, Pfd.	8,900	238,342
Texas Capital Bancshares, Inc., 6.50%, Series A, Pfd.	13,500	355,590
Truist Financial Corp., 5.63%, Series H, Pfd.	56,400	1,523,928
Truist Financial Corp., 5.20%, Series G, Pfd.	13,300	339,150
Valley National Bancorp, 5.50%, Series B, Pfd.	5,400	142,776
Valley National Bancorp, 6.25%, Series A, Pfd.	6,050	172,848
Webster Financial Corp., 5.25%, Series F, Pfd.	7,900	211,957
Wintrust Financial Corp., 6.50%, Series D, Pfd.	6,400	193,088
Zions Bancorp. N.A., 6.30%, Series G, Pfd.	7,400	210,456
		18,589,948
Reinsurance–0.34%
Enstar Group Ltd., 7.00%, Series D, Pfd.	20,700	599,886
Enstar Group Ltd., 7.00%, Series E, Pfd.	5,800	161,066
Reinsurance Group of America, Inc., 5.75%, Pfd.	23,100	681,450
Reinsurance Group of America, Inc., 6.20%, Pfd.	20,500	567,235
RenaissanceRe Holdings Ltd., 5.75%, Series F, Pfd.	15,600	429,936
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Reinsurance–(continued)
RenaissanceRe Holdings Ltd., 5.38%, Series E, Pfd.	18,100	$461,731
		2,901,304
Residential REITs–0.13%
American Homes 4 Rent, 5.88%, Series F, Pfd.	8,300	223,187
American Homes 4 Rent, 5.88%, Series G, Pfd.	4,500	118,710
American Homes 4 Rent, 6.50%, Series D, Pfd.	14,100	372,804
American Homes 4 Rent, 6.35%, Series E, Pfd.	11,600	309,488
American Homes 4 Rent, 6.25%, Series H, Pfd.	4,000	109,800
		1,133,989
Retail REITs–0.25%
Federal Realty Investment Trust, 5.00%, Series C, Pfd.	7,600	199,044
Kimco Realty Corp., 5.13%, Series L, Pfd.	12,700	339,090
Kimco Realty Corp., 5.25%, Class M, Pfd.	13,900	369,323
National Retail Properties, Inc., 5.20%, Series F, Pfd.	18,500	486,550
SITE Centers Corp., 6.38%, Series A, Pfd.	10,400	278,928
SITE Centers Corp., 6.25%, Series K, Pfd.	7,200	186,840
Spirit Realty Capital, Inc., 6.00%, Series A, Pfd.	8,800	234,872
Washington Prime Group, Inc., 7.50%, Series H, Pfd.	5,400	108,216
		2,202,863
Specialized REITs–0.91%
Digital Realty Trust, Inc., 5.25%, Series J, Pfd.	15,600	412,620
Digital Realty Trust, Inc., 6.63%, Series C, Pfd.	10,900	292,774
Digital Realty Trust, Inc., 5.88%, Series G, Pfd.	12,600	325,080
Digital Realty Trust, Inc., 6.35%, Series I, Pfd.	13,500	348,570
Digital Realty Trust, Inc., 5.85%, Series K, Pfd.	10,900	303,674
Digital Realty Trust, Inc., 5.20%, Series L, Pfd.	17,900	464,684
EPR Properties, 5.75%, Series G, Pfd.	8,100	214,164
Public Storage, 5.40%, Series B, Pfd.	24,900	647,649
Public Storage, 5.13%, Series C, Pfd.	22,600	593,702
Public Storage, 4.95%, Series D, Pfd.	30,000	776,100
Public Storage, 4.90%, Series E, Pfd.	35,800	927,220
Public Storage, 5.15%, Series F, Pfd.	9,700	260,930
Public Storage, 5.05%, Series G, Pfd.	14,600	388,944
Public Storage, 5.20%, Series W, Pfd.	7,700	195,965
Public Storage, 5.60%, Series H, Pfd.	14,400	403,488
Public Storage, 4.88%, Series I, Pfd.	15,500	407,185
Public Storage, 4.70%, Series J, Pfd.	18,500	483,775
Public Storage, 4.75%, Series K, Pfd.	15,500	405,015
		7,851,539
Thrifts & Mortgage Finance–0.09%
New York Community Bancorp, Inc., 6.38%, Series A, Pfd.	26,400	754,512
	Shares	Value
Trading Companies & Distributors–0.12%
Air Lease Corp., 6.15%, Series A, Pfd.	13,000	$362,310
GATX Corp., 5.63%, Pfd.	7,800	212,940
Triton International Ltd., 8.00%, Pfd.	7,300	196,589
Triton International Ltd., 7.38%, Pfd.	8,900	233,269
		1,005,108
Wireless Telecommunication Services–0.26%
Telephone & Data Systems, Inc., 7.00%, Pfd.	17,100	440,325
Telephone & Data Systems, Inc., 5.88%, Pfd.	13,100	333,395
Telephone & Data Systems, Inc., 6.88%, Pfd.	11,300	292,896
United States Cellular Corp., 7.25%, Pfd.	21,600	567,432
United States Cellular Corp., 6.95%, Pfd.	6,300	163,107
United States Cellular Corp., 7.25%, Pfd.	18,000	475,920
		2,273,075
Total Preferred Stocks (Cost $170,396,083)		177,127,777
	Principal Amount
U.S. Treasury Securities–7.02%
U.S. Treasury Bonds–7.02%
4.25%, 11/15/2040 (Cost $54,770,293)	$43,100,000	60,682,611
	Shares
Exchange-Traded Funds–4.76%
Vanguard Real Estate ETF	260,000	24,421,800
Alerian MLP ETF	2,000,000	16,040,000
SPDR S&P 500 ETF Trust	2,000	643,460
Total Exchange-Traded Funds (Cost $41,360,164)		41,105,260
	Principal Amount
Variable Rate Senior Loan Interests–0.43%(g)
Alternative Carriers–0.05%
CenturyLink, Inc., Term Loan B, 1.00% (1 mo. USD LIBOR + 2.75%), 01/31/2025	$449,255	449,291
Cable & Satellite–0.18%
Altice Financing S.A. (Luxembourg), Term Loan, 4.43% (1 mo. USD LIBOR + 2.75%), 07/15/2025	406,593	402,274
Charter Communications Operating LLC, Term Loan B-1, 3.41% (3 mo. USD LIBOR + 1.75%), 04/30/2025	566,555	570,362
CSC Holdings LLC, Term Loan, 4.18% (1 mo. USD LIBOR + 2.50%), 04/15/2027	568,000	571,195
		1,543,831
Paper Packaging–0.07%
Reynolds Group Holdings, Inc., Incremental Term Loan, 4.49% (1 mo. USD LIBOR + 2.75%), 02/05/2023	565,542	567,214
Pharmaceuticals–0.06%
Valeant Pharmaceuticals International, Inc., Term Loan, 4.42% (1 mo. USD LIBOR + 2.75%), 11/27/2025	549,829	552,426
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount		Value
Wireless Telecommunication Services–0.07%
Sprint Communications, Inc., Term Loan, 4.69% (1 mo. USD LIBOR + 3.00%), 02/02/2024		$569,562	$563,157
Total Variable Rate Senior Loan Interests (Cost $3,674,210)			3,675,919

Asset-Backed Securities–0.41%
Apidos CLO XV, Series 2013-15A, Class CRR, 3.67% (3 mo. USD LIBOR + 1.85%), 04/20/2031(b)(f)		522,000	517,166
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-1A, Class C, 4.57% (3 mo. USD LIBOR + 2.75%), 04/18/2032(b)(f)		485,000	486,556
Series 2019-3A, Class C, 4.73% (3 mo. USD LIBOR + 2.85%), 10/21/2032(b)(f)		344,000	347,429
Magnetite XXIII Ltd., Series 2019-23A, Class C, 4.27% (3 mo. USD LIBOR + 2.40%), 10/25/2032(b)(f)		524,000	526,164
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class C1, 4.51% (3 mo. USD LIBOR + 2.60%), 01/20/2033(b)(f)		525,000	528,238
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class CR2, 3.49% (3 mo. USD LIBOR + 1.70%), 01/25/2031(b)(f)		514,558	504,386
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)		624,000	627,274
Total Asset-Backed Securities (Cost $3,498,529)			3,537,213
Non-U.S. Dollar Denominated Bonds & Notes–0.10%(h)
Diversified Banks–0.03%
Erste Group Bank AG (Austria), 6.50%(b)(d)	EUR	200,000	260,483
Food Retail–0.05%
Iceland Bondco PLC (United Kingdom), 4.63%, 03/15/2025(b)	GBP	250,000	272,954
	Principal Amount		Value
Food Retail–(continued)
Quatrim S.A.S.U. (France), 5.88%, 01/15/2024(b)	EUR	100,000	$116,034
			388,988
Other Diversified Financial Services–0.01%
eG Global Finance PLC (United Kingdom), 6.25%, 10/30/2025(b)	EUR	100,000	115,203
Textiles–0.01%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 5.38%, 05/01/2023(b)	EUR	100,000	88,127
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $927,058)			852,801

Agency Credit Risk Transfer Notes–0.01%
Freddie Mac Multifamily Connecticut Avenue Securities TrustSeries 2019-01, Class M10, 4.91%, (1 mo. USD LIBOR + 3.25%) 10/15/2049 (Cost $107,000)(b)(f)		$107,000	112,722
	Shares
Money Market Funds–13.06%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(i)		38,179,052	38,179,051
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(i)		31,109,045	31,121,489
Invesco Treasury Portfolio, Institutional Class, 1.47%(i)		43,633,202	43,633,202
Total Money Market Funds (Cost $112,932,502)			112,933,742
Options Purchased–0.01%
(Cost $106,920)(j)			97,983
TOTAL INVESTMENTS IN SECURITIES–99.76% (Cost $846,567,080)			862,420,660
OTHER ASSETS LESS LIABILITIES—0.24%			2,091,663
NET ASSETS–100.00%			$864,512,323
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
MLP	– Master Limited Partnership
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SPDR	– Standard & Poor’s Depositary Receipt
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $315,337,252, which represented 36.48% of the Fund’s Net Assets.
(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Perpetual bond with no specified maturity date.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at January 31, 2020 represented less than 1% of the Fund’s Net Assets.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2020.
(g)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act") and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(j)	The table below details options purchased.

Open Over-The-Counter Credit Default Swaptions Purchased
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(a)	Notional Value	Value
Credit Risk
JP Morgan Chase Bank, N.A.	Put	108.00%	Markit CDX North America High Yield Index, Series 33, Version 2	5.00%	Quarterly	02/19/2020	3.080%	$20,000,000	$97,983

(a)	Implied credit spreads represent the current level, as of January 31, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Credit Default Swaptions Written
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(a)	Premiums Received	Notional Value	Value	Unrealized Appreciation
Credit Risk
JP Morgan Chase Bank, N.A.	Put	106.00%	Markit CDX North America High Yield Index, Series 33, Version 2	5.00%	Quarterly	02/19/2020	3.080%	$(39,600)	$(20,000,000)	$(23,900)	$15,700

(a)	Implied credit spreads represent the current level, as of January 31, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	278	March-2020	$22,444,330	$(707,444)	$(707,444)
E-Mini S&P 500 Index	166	March-2020	26,759,200	439,978	439,978
EURO STOXX 50 Index	750	March-2020	30,268,734	(845,070)	(845,070)
FTSE 100 Index	340	March-2020	32,404,406	(1,023,786)	(1,023,786)
Tokyo Stock Price Index	266	March-2020	41,217,664	(1,007,365)	(1,007,365)
Subtotal—Long Futures Contracts				(3,143,687)	(3,143,687)
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Euro-Bund	316	March-2020	$(61,344,456)	$(1,295,393)	$(1,295,393)
Long Gilt	284	March-2020	(50,605,462)	(1,179,987)	(1,179,987)
U.S. Treasury Long Bonds	53	March-2020	(8,667,156)	(347,906)	(347,906)
Subtotal—Short Futures Contracts				(2,823,286)	(2,823,286)
Total Futures Contracts				$(5,966,973)	$(5,966,973)

(a)	Futures contracts collateralized by $9,750,000 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/28/2020	Barclays Bank PLC	GBP	164,511	USD	211,799	$(5,576)
02/28/2020	Barclays Bank PLC	USD	849,570	EUR	753,513	(12,660)
02/28/2020	Citibank, N.A.	EUR	1,115,981	USD	1,238,671	(825)
Total Forward Foreign Currency Contracts						$(19,061)

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Equity Risk
Morgan Stanley & Co. International PLC	Receive	Markit iBoxx USD Liquid Liveraged Loan Index	1.00%	Quarterly	13,724	June—2020	$2,440,000	$—	$14,123	$14,123
Morgan Stanley & Co. International PLC	Receive	Markit iBoxx USD Liquid Liveraged Loan Index	1.00	Quarterly	8,774	June—2020	1,560,000	—	9,030	9,030
Total — Total Return Swap Agreements								$—	$23,153	$23,153

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$3,456,717	$458,837,915	$—	$462,294,632
Preferred Stocks	176,815,603	312,174	—	177,127,777
U.S. Treasury Securities	—	60,682,611	—	60,682,611
Exchange-Traded Funds	41,105,260	—	—	41,105,260
Variable Rate Senior Loan Interests	—	3,675,919	—	3,675,919
Asset-Backed Securities	—	3,537,213	—	3,537,213
Non-U.S. Dollar Denominated Bonds & Notes	—	852,801	—	852,801
Agency Credit Risk Transfer Notes	—	112,722	—	112,722
Money Market Funds	112,933,742	—	—	112,933,742
Options Purchased	—	97,983	—	97,983
Total Investments in Securities	334,311,322	528,109,338	—	862,420,660
Other Investments - Assets*
Futures Contracts	439,978	—	—	439,978
Swap Agreements	—	23,153	—	23,153
	439,978	23,153	—	463,131
Other Investments - Liabilities*
Futures Contracts	(6,406,951)	—	—	(6,406,951)
Forward Foreign Currency Contracts	—	(19,061)	—	(19,061)
Options Written	—	(23,900)	—	(23,900)
	(6,406,951)	(42,961)	—	(6,449,912)
Total Other Investments	(5,966,973)	(19,808)	—	(5,986,781)
Total Investments	$328,344,349	$528,089,530	$—	$856,433,879

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Multi-Asset Income Fund